Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding Share Options (Parenthetical) (Detail) - GHL [Member] - GHI Share [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Conversion Ratio Common Stock		1.3032888	1.3032888
Sharebased Payment Arrangement, Option [Member]
Statements [Line Items]
Conversion Ratio Common Stock	1.3032888
Restricted Stock Units (RSUs) [Member]
Statements [Line Items]
Conversion Ratio Common Stock	1.3032888	1.3032888